MARKETABLE SECURITIES HELD FOR SALE (Details Narrative) (USD $)	7 Months Ended	12 Months Ended
	Sep. 28, 2014	Feb. 28, 2015
Notes to Financial Statements
Shares received from Quantum		4,800,000
Proceed minimum		$ 1,000,000
Receivable from investor		1,000,000
Proceeds from sale of consideration shares	1,000,000	214,000
Shares sold	3,730,695
Exchange shares		1,069,305
Loss on sale of securities		$ 42,421